Organization and Principal Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2022
Organization and Principal Activities [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Amount of additional paid in capital (in Dollars)		$ 9,513
Pubco Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Converted shares	32,715,010
Pubco Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Converted shares	207,314,707
WFOE [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interests	94.66%